Financing receivables (Tables)	12 Months Ended
Mar. 31, 2014
Allowance for Credit Losses and Financing Receivables

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2012	¥7,473	¥16,794	¥8,372	¥4,683	¥78	¥37,400
Provision	2,900	(2,967)	(1,957)	2,132	29	137
Charge off	(3,558)	(2,547)	(285)	(3,428)	—	(9,818)
Recovery	14	143	24	3	—	184
Balance at March 31, 2013	6,829	11,423	6,154	3,390	107	27,903
collectively evaluated for impairment	6,275	4,375	1,002	3,390	3	15,045
individually evaluated for impairment	554	7,048	5,152	—	104	12,858
Financing receivable:
Balance at March 31, 2013	574,375	347,417	92,624	239,529	442	1,254,387
collectively evaluated for impairment	573,698	338,046	84,294	239,529	338	1,235,905
individually evaluated for impairment	677	9,371	8,330	—	104	18,482

	2014
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2013	¥6,829	¥11,423	¥6,154	¥3,390	¥107	¥27,903
Provision	(797)	(1,384)	(981)	1,551	3,898	2,287
Charge off	(1,351)	(1,820)	(175)	(1,953)	—	(5,299)
Recovery	6	112	2	3	—	123
Balance at March 31, 2014	4,687	8,331	5,000	2,991	4,005	25,014
collectively evaluated for impairment	4,387	3,155	1,360	2,991	1	11,894
individually evaluated for impairment	300	5,176	3,640	—	4,004	13,120
Financing receivable:
Balance at March 31, 2014	796,039	355,374	111,316	266,976	4,213	1,533,918
collectively evaluated for impairment	795,693	349,716	103,010	266,976	170	1,515,565
individually evaluated for impairment	346	5,658	8,306	—	4,043	18,353

Schedule of Financing Receivables on Non Accrual Status

Financing receivables on nonaccrual status at March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
Installment sales receivable	¥320	¥144
Lease receivable	7,239	4,447
Loans receivable	9,035	8,502
Credit receivable	848	801
Others	240	3,940

Total	¥17,682	¥17,834

Age of Recorded Investment in Financing Receivables

Analysis of the age of the recorded investment in financing receivables at March 31, 2013 and 2014 are as follows:

	2013
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥569,533	¥1,610	¥3,232	¥574,375	¥649
Lease receivable	381,643	4,429	8,265	394,337	1,026
Credit receivable	236,375	2,306	848	239,529	—
Others	1,883	—	56	1,939	—

Total	¥1,189,434	¥8,345	¥12,401	¥1,210,180	¥1,675

	2013
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥227,050	¥8,672	¥235,722	¥—

	2014
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥791,923	¥2,392	¥1,724	¥796,039	¥10
Lease receivable	407,327	3,721	4,877	415,925	426
Credit receivable	263,848	2,327	801	266,976	—
Others	2,895	—	3,997	6,892	—

Total	¥1,465,993	¥8,440	¥11,399	¥1,485,832	¥436

	2014
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥229,570	¥8,949	¥238,519	¥—

Impaired Financing Receivables

Impaired financing receivables at March 31, 2013 and 2014 are as follows:

	2013
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,337	¥5,281	¥8,337	¥8,584
With no related allowance recorded	¥6	¥—	¥459	¥5

	2014
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥12,143	¥3,593	¥12,143	¥8,964
With no related allowance recorded	¥319	¥—	¥704	¥69